Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accounts receivable-trade	¥ 13,485	¥ 13,485	¥ 13,485
Provision for bad debt	50,551	41,700	50,271
Goodwill			1,135
Other prepaid expenses-currently not deductible			54,235
Contract liability		154,950
Asset retirement obligation	91,552	58,543	39,013
Operating lease liability	576,867	505,601	563,660
Operating loss carryforwards	716,518	484,040	95,490
Other	69,603	60,392	51,485
Gross deferred tax assets	1,518,576	1,318,711	868,774
Valuation allowance	(771,441)	(125,376)	(42,395)
Total deferred tax assets	747,135	1,193,335	826,379
Deferred tax liabilities:
Property and equipment	(65,590)	(32,433)	(18,141)
Goodwill	(15,018)	(4,073)
Intangible assets	(101,025)	(15,285)	(6,485)
Right-of-use asset-operating lease	(558,538)	(483,437)	(560,336)
Deferred offering costs			(17,609)
Advances received		(1,311)	(1,303)
Other	(6,964)	(1,205)
Total deferred tax liabilities	(747,135)	(537,744)	(603,874)
Net deferred tax assets		655,591	222,505
Increase (decrease) in valuation allowance	¥ 646,065	¥ 82,981	¥ (3,355)